Equity (Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥ 18,516	¥ (7,479)	¥ 34,890
Less: Reclassification of realized gains and losses included in net income	(1,606)	(2,045)	187
Unrealized gains (losses) on cash flow hedges	54	(220)	(31)
Less: Reclassification of realized gains and losses included in net income	70	46	25
Foreign currency translation adjustment	(16,337)	(12,991)	37,371
Less: Reclassification of realized gains and losses included in net income	880	(263)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	12,150	(32,201)	(14,258)
Less: Amortization of prior service cost	(1,082)	(1,226)	(1,392)
Less: Amortization of actuarial gains and losses	4,526	2,108	1,719
Less: Amortization of transition obligation	48	49	112
Total other comprehensive income (loss)	17,219	(54,222)	58,623
Tax benefit/ (expense)
Unrealized holding gains (losses) on available-for-sale securities	(5,695)	2,764	(12,422)
Less: Reclassification of realized gains and losses included in net income	524	767	(67)
Unrealized gains (losses) on cash flow hedges	(17)	72	11
Less: Reclassification of realized gains and losses included in net income	(22)	(15)	(9)
Foreign currency translation adjustment	2,780	2,667	(7,693)
Less: Reclassification of realized gains and losses included in net income	(298)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(3,837)	10,567	5,099
Less: Amortization of prior service cost	340	402	498
Less: Amortization of actuarial gains and losses	(1,421)	(691)	(615)
Less: Amortization of transition obligation	(15)	(16)	(40)
Total other comprehensive income (loss)	(7,661)	16,517	(15,238)
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	12,821	(4,715)	22,468
Less: Reclassification of realized gains and losses included in net income	(1,082)	(1,278)	120
Unrealized gains (losses) on cash flow hedges	37	(148)	(20)
Less: Reclassification of realized gains and losses included in net income	48	31	16
Foreign currency translation adjustment	(13,557)	(10,324)	29,678
Less: Reclassification of realized gains and losses included in net income	582	(263)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	8,313	(21,634)	(9,159)
Less: Amortization of prior service cost	(742)	(824)	(894)
Less: Amortization of actuarial gains and losses	3,105	1,417	1,104
Less: Amortization of transition obligation	33	33	72
Total other comprehensive income (loss)	¥ 9,558	¥ (37,705)	¥ 43,385